Share Capital - Summary of fair values at the amendment date of the share-based option plan (Detail)	1 Months Ended	9 Months Ended
	May 29, 2019 CAD ($) yr $ / shares	Sep. 30, 2019 USD ($) yr $ / shares	Sep. 30, 2018 CAD ($) yr $ / shares
Disclosure of fair value measurement of equity [line items]
Fair Value at grant		$ 1.48	$ 5.99
Share price at grant | (per share)		$ 2.39	$ 10.79
Exercise price | (per share)		$ 2.79	$ 11.97
Expected Volatility		98.02%	90.12%
Expected Option Life | yr		3.48	3
Expected dividends
Risk free interest rate (based on government bonds)		1.50%	1.90%
Before Amendment [Member]
Disclosure of fair value measurement of equity [line items]
Share price at grant | $ / shares	$ 3.47
Expected dividends
Before Amendment [Member] | Top of range [member]
Disclosure of fair value measurement of equity [line items]
Fair Value at grant	$ 1.40
Exercise price | $ / shares	$ 51.60
Expected Volatility	99.40%
Expected Option Life | yr	350
Risk free interest rate (based on government bonds)	1.57%
Before Amendment [Member] | Bottom of range [member]
Disclosure of fair value measurement of equity [line items]
Fair Value at grant	$ 0.01
Exercise price | $ / shares	$ 12.90
Expected Volatility	98.60%
Expected Option Life | yr	100
Risk free interest rate (based on government bonds)	1.48%
After Amendment [Member]
Disclosure of fair value measurement of equity [line items]
Share price at grant | $ / shares	$ 3.47
Exercise price | $ / shares	$ 4.54
Expected dividends
After Amendment [Member] | Top of range [member]
Disclosure of fair value measurement of equity [line items]
Fair Value at grant	$ 2.10
Expected Volatility	99.40%
Expected Option Life | yr	350
Risk free interest rate (based on government bonds)	1.57%
After Amendment [Member] | Bottom of range [member]
Disclosure of fair value measurement of equity [line items]
Fair Value at grant	$ 1.06
Expected Volatility	98.60%
Expected Option Life | yr	100
Risk free interest rate (based on government bonds)	1.48%